LVIP Baron Growth Opportunities Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.45%
Aerospace & Defense–2.35%
†Karman Holdings, Inc.	155,878	$11,254,392
†Loar Holdings, Inc.	83,609	6,688,720
		17,943,112
Building Products–1.00%
†Trex Co., Inc.	148,000	7,647,160
		7,647,160
Capital Markets–19.65%
Carlyle Group, Inc.	157,000	9,843,900
Cohen & Steers, Inc.	171,000	11,219,310
FactSet Research Systems, Inc.	48,400	13,866,116
Houlihan Lokey, Inc.	110,237	22,633,861
Moelis & Co. Class A	93,400	6,661,288
Morningstar, Inc.	83,580	19,391,396
MSCI, Inc.	117,167	66,481,727
		150,097,598
Diversified Consumer Services–1.13%
†Bright Horizons Family Solutions, Inc.	79,497	8,630,989
		8,630,989
Electronic Equipment, Instruments & Components–0.76%
Badger Meter, Inc.	32,521	5,807,600
		5,807,600
Health Care Equipment & Supplies–7.48%
†IDEXX Laboratories, Inc.	75,000	47,916,750
†Integer Holdings Corp.	89,349	9,232,432
		57,149,182
Health Care Technology–0.35%
†HeartFlow, Inc.	78,138	2,630,125
		2,630,125
Hotels, Restaurants & Leisure–9.93%
Choice Hotels International, Inc.	256,917	27,466,997
Red Rock Resorts, Inc. Class A	286,000	17,463,160
Vail Resorts, Inc.	206,500	30,886,205
		75,816,362
Insurance–18.91%
Arch Capital Group Ltd.	602,432	54,658,655
Kinsale Capital Group, Inc.	114,250	48,585,955
Primerica, Inc.	148,294	41,164,932
		144,409,542
IT Services–5.32%
†Gartner, Inc.	154,670	40,658,103
		40,658,103
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–5.60%
Bio-Techne Corp.	249,190	$13,862,440
†Mettler-Toledo International, Inc.	10,400	12,767,144
West Pharmaceutical Services, Inc.	61,500	16,133,295
		42,762,879
Machinery–0.91%
Enpro, Inc.	30,873	6,977,298
		6,977,298
Professional Services–1.69%
Exponent, Inc.	76,607	5,322,654
SS&C Technologies Holdings, Inc.	85,000	7,544,600
		12,867,254
Real Estate Management & Development–6.95%
†CoStar Group, Inc.	629,000	53,068,730
		53,068,730
Software–11.49%
†Agilysys, Inc.	54,041	5,687,815
†Clearwater Analytics Holdings, Inc. Class A	666,282	12,006,402
†Guidewire Software, Inc.	121,000	27,813,060
†Intapp, Inc.	260,641	10,660,217
†JFrog Ltd.	124,764	5,905,080
†nCino, Inc.	214,217	5,807,423
†Procore Technologies, Inc.	92,685	6,758,590
†ServiceTitan, Inc. Class A	56,973	5,744,588
†Vertex, Inc. Class A	117,564	2,914,411
†Via Transportation, Inc. Class A	93,164	4,479,325
		87,776,911
Specialized REITs–1.25%
Gaming & Leisure Properties, Inc.	205,181	9,563,486
		9,563,486
Textiles, Apparel & Luxury Goods–2.02%
†Figs, Inc. Class A	2,304,669	15,418,236
		15,418,236
Trading Companies & Distributors–1.66%
†SiteOne Landscape Supply, Inc.	44,325	5,709,060
†Transcat, Inc.	94,661	6,929,185
		12,638,245
Total Common Stock (Cost $202,496,462)		751,862,812

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.58%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	12,069,164	$12,069,164
Total Money Market Fund (Cost $12,069,164)		12,069,164

TOTAL INVESTMENTS–100.03% (Cost $214,565,626)	$763,931,976
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(211,613)
NET ASSETS APPLICABLE TO 12,463,783 SHARES OUTSTANDING–100.00%	$763,720,363

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Baron Growth Opportunities Fund–2